FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL ASSET WITH CASH AND TRADE ACCOUNTS RECEIVABLE
	December 31,	December 31,
	2023	2022

Cash and Cash Equivalents	$2,267	$2,616
Deposits	77	8
Trade receivables	1,477	1,373
Other Accounts Receivable	660	2,570
Total	$4,481	$6,567

SCHEDULE OF LIQUIDITY RISKS
	Contractual
	Carrying amounts	Within 1 year	over 1 year
Trade payables	$1,742	$1,742	$-
Other accounts payable	$2,534	$2,534	$-
Loans	$1,394	$1,166	$228
Lease liability	$600	$190	$410